Revenue analysis by activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Vessel Revenue	$ 144,033	$ 163,732	$ 224,579
Seajacks Business
Disaggregation of Revenue [Line Items]
Total revenues	41,903	0	0
Seajacks Business | Time charter revenue
Disaggregation of Revenue [Line Items]
Total revenues	20,724	0	0
Seajacks Business | Service revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,486	0	0
Seajacks Business | Construction Supervision revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,439	0	0
Seajacks Business | Project revenue
Disaggregation of Revenue [Line Items]
Total revenues	18,254	0	0
Former Dry Bulk Business [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 102,130
Vessel Revenue		$ 163,732	$ 224,579